Document and Entity Information	12 Months Ended
Sep. 30, 2020 shares
Details
Registrant Name	Alianza Minerals Ltd.
Registrant CIK	0001409036
SEC Form	20-F
Period End date	Sep. 30, 2020
Fiscal Year End	--09-30
Number of common stock shares outstanding	110,242,722
Filer Category	Non-accelerated Filer
Current with reporting	Yes
Voluntary filer	No
Well-known Seasoned Issuer	No
Shell Company	false
Emerging Growth Company	true
Entity Ex Transition Period	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY